Statement of Compliance - Summary of Additional Right-of-use Assets and Liabilities Recognized (Parenthetical) (Detail) ₩ in Millions	Jan. 01, 2019 KRW (₩)
Right of use assets [member] | IFRS 16 [member]
Disclosure detail of additional right-of-use assets and liabilities recognized [line items]
Reclassification of prepayment lease fees	₩ 271,825